SECURITIES AVAILABLE FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 item	Dec. 31, 2012 item
SECURITIES AVAILABLE FOR SALE
Amortized Cost	$ 44,060	$ 42,399
Gross Unrealized Gains	701	1,423
Gross Unrealized Losses	(373)	(23)
Estimated Fair Value	44,388	43,799
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(373)	(23)
Less Than Twelve Months, Fair Value	16,245	5,566
Number of securities in an unrealized loss position	6	3
Corporate
SECURITIES AVAILABLE FOR SALE
Amortized Cost	15,862	18,763
Gross Unrealized Gains	218	237
Gross Unrealized Losses	(1)	(23)
Estimated Fair Value	16,079	18,977
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(1)	(23)
Less Than Twelve Months, Fair Value	1,390	5,566
US Agencies
SECURITIES AVAILABLE FOR SALE
Amortized Cost	15,227	10,267
Gross Unrealized Gains		137
Gross Unrealized Losses	(372)
Estimated Fair Value	14,855	10,404
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(372)
Less Than Twelve Months, Fair Value	14,855
US Agencies - MBS
SECURITIES AVAILABLE FOR SALE
Amortized Cost	7,078	7,962
Gross Unrealized Gains	281	412
Estimated Fair Value	7,359	8,374
Securities as a percentage of the total portfolio	16.58%	19.12%
Obligations of states and political subdivisions
SECURITIES AVAILABLE FOR SALE
Amortized Cost	5,893	5,407
Gross Unrealized Gains	202	637
Estimated Fair Value	$ 6,095	$ 6,044